Reporting and Accounting Policies - Unrecorded Unconditional Purchase Obligations (Details) $ in Millions	Dec. 31, 2024 USD ($)
Unrecorded Unconditional Purchase Obligation, Fiscal Year Maturity [Abstract]
2025	$ 1,001
2026	298
2027	114
2028	36
2029	12
Thereafter	133
Total	$ 1,594